Financial liabilities designated at fair value (Tables)	12 Months Ended
Dec. 31, 2018
Financial liabilities designated at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value
	Barclays Bank Group
	2018		2017
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	46,649	54,159	42,563	46,920
Deposits	31,706	32,053	4,448	4,414
Repurchase agreements and other similar secured borrowing	139,386	139,626	126,691	126,822
Other financial liabilities	-	-	16	16
Financial liabilities designated at fair value	217,741	225,838	173,718	178,172